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               [Letterhead of Sutherland, Asbill & Brennan LLP]

                                       January 29, 1999


VIA EDGARLINK
-------------

United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  GE Institutional Funds
          File Nos. 333-29337; 811-08257
          ------------------------------

Commissioners:

     On behalf of GE Institutional Funds (the "Trust"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 4 for the Trust filed with Commission on January 27, 1999 via EDGARLINK.

     If you have any questions, please call the undersigned at (202) 383-0202 or David S. Goldstein at (202) 383-0606.


                                       Sincerely,

                                       /s/ Terrence O. Davis

                                       Terrence O. Davis

Attachment

cc:  Marc Bryant, Esq./GE Institutional Funds
     Jeanne La Porta, Esq./GE Institutional Funds
     David S. Goldstein, Esq./SA&B